Quarterly Holdings Report
for
Fidelity® New York Municipal Income Fund
April 30, 2023
NFY-NPRT1-0623
1.800351.119
Municipal Bonds - 97.0%
	Principal Amount (a) (000s)	Value ($) (000s)
New York - 88.9%
Brookhaven Loc Dev. Corp. Series 2020, 4% 11/1/45	1,000	814
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	587
5% 7/1/25	590	567
5% 7/1/26	450	427
5% 7/1/27	600	560
5% 7/1/28	360	331
5% 7/1/29	300	272
5% 7/1/30	575	515
5% 7/1/40	1,000	825
5.25% 7/1/35	1,000	867
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A, 5% 7/1/29	500	520
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	673
5% 7/1/32	1,500	1,613
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (b)	4,000	4,093
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	809
5% 7/1/30	1,250	1,344
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,649
5% 7/1/34	3,000	3,286
Series 2016 A:
5% 7/1/41	2,500	2,574
5% 7/1/46	8,000	8,169
5% 7/1/50	6,280	6,394
Series 2017, 5% 12/1/32 (b)	4,000	4,040
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	8,775
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	574
5% 7/1/27	350	365
5% 7/1/28	500	521
5% 7/1/29	725	756
5% 7/1/31	2,610	2,720
5% 7/1/32	2,660	2,772
5% 7/1/33	2,770	2,885
5% 7/1/34	2,935	3,053
5% 7/1/35	3,000	3,112
5% 7/1/36	1,000	1,034
5% 7/1/40	8,500	8,722
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	879
5% 7/1/30	1,100	1,166
5% 7/1/35	855	894
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,185
5% 7/1/36	1,430	1,531
5% 7/1/37	1,705	1,817
Erie County Fiscal Stability Auth. Series 2017 D:
5% 9/1/33	525	574
5% 9/1/34	850	928
5% 9/1/35	1,300	1,415
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2021:
5% 6/1/25	400	413
5% 6/1/26	550	576
5% 6/1/28	155	168
5% 6/1/30	200	224
5% 6/1/32	200	227
(Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	14,635	10,713
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	772
5% 7/1/33	475	494
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/44	2,100	2,065
5% 2/15/34	6,130	6,589
5% 2/15/36	4,750	5,069
5% 2/15/37	2,505	2,669
Islip Gen. Oblig. Series 2021 A, 2% 5/1/37	1,575	1,211
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	11,440	13,132
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2020 A:
5% 9/1/34	1,700	1,973
5% 9/1/35	1,200	1,379
5% 9/1/37	500	562
5% 9/1/38	1,450	1,621
Series 2022 A:
5% 9/1/38	1,275	1,460
5% 9/1/39	1,375	1,560
5% 9/1/40	1,500	1,689
5% 9/1/41	1,375	1,539
5% 9/1/42	2,000	2,225
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/33	1,000	1,038
5% 7/1/35	1,000	1,034
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2018:
5% 5/1/32	5,000	5,602
5% 5/1/34	3,000	3,344
Monroe County Indl. Dev. Corp.:
(Highland Hosp. of Rochester Proj.) Series 2020, 3% 7/1/50	4,265	3,052
(Rochester Reg'l. Health Proj.) Series 2020 A, 4% 12/1/46	2,500	2,139
(St. Anns Cmnty. Proj.) Series 2019, 5% 1/1/50	4,430	3,208
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,675
5% 12/1/34	760	792
5% 12/1/35	700	726
5% 12/1/36	700	722
(Univ. of Rochester Proj.):
Series 2017 A:
5% 7/1/32	1,215	1,328
5% 7/1/34	1,310	1,427
Series 2017 C:
4% 7/1/32	1,680	1,738
5% 7/1/31	800	876
Series 2017 D, 5% 7/1/31	825	904
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	3,000	2,980
5% 11/15/56	9,000	8,956
Nassau County Local Econ. Assistance Corp. Series 2014 B, 5% 7/1/27	1,000	1,020
New Rochelle N Y Series 2020, 2% 2/15/34	590	509
New York Bridge Auth. Gen. Rev. Series 2021 A, 4% 1/1/51	1,085	1,032
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	5,610	5,965
New York City Gen. Oblig.:
Series 2018 F, 5% 4/1/45	8,485	8,973
Series 2019 D:
5% 12/1/41	4,305	4,632
5% 12/1/44	9,810	10,468
Series 2020 D1, 4% 3/1/44	1,475	1,461
Series 2021 A1, 4% 8/1/34	3,250	3,464
Series 2021 F1:
3% 3/1/51 (Build America Mutual Assurance Insured)	5,825	4,502
5% 3/1/43	1,500	1,649
5% 3/1/50	6,475	7,013
Series 2022 A1, 5% 8/1/47	25,000	27,264
Series 2022 D1, 5.25% 5/1/38	5,000	5,816
Series B:
5% 10/1/42	2,000	2,162
5% 10/1/43	3,000	3,239
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 G1B, 3.05% 5/1/50	4,270	3,180
Series 2021 F1, 2.25% 11/1/41	10,000	7,026
New York City Indl. Dev. Agcy. Rev. (Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/37 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	1,000	872
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 DD, 5.25% 6/15/49	4,410	4,757
Series 2021 BB1, 3% 6/15/50	4,395	3,370
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2016 S1, 5% 7/15/33	2,165	2,291
Series 2018 S4, 5.25% 7/15/36	8,095	8,977
Series 2019 S1, 5% 7/15/43	1,715	1,829
Series 2022 1A, 3% 7/15/39	1,465	1,284
New York City Transitional Fin. Auth. Rev.:
Series 2017 B, 5% 8/1/34	2,640	2,813
Series 2017 E-1, 5% 2/1/34	4,500	4,837
Series 2017 F:
5% 5/1/34	7,000	7,562
5% 5/1/35	11,795	12,707
Series 2018 B-1, 5% 8/1/34	3,000	3,256
Series 2018 C2, 5% 5/1/37	4,690	5,093
Series 2020 C1, 3% 5/1/46	4,200	3,331
Series 2021 B1, 4% 8/1/38	1,340	1,359
Series 2021 F1, 4% 11/1/38	1,500	1,521
Series 2022 B1, 5.25% 11/1/37	6,120	7,213
Series C1, 4% 5/1/47	1,000	978
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/29	5,000	5,219
5% 11/15/30	2,000	2,083
5% 11/15/33	9,115	9,438
5% 11/15/34	3,000	3,105
5% 11/15/40	9,990	10,250
Series 2016, 0% 11/15/38	1,275	659
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 7/1/28	5,000	5,174
5% 7/1/29	5,000	5,174
5% 5/1/30	3,450	3,592
5% 7/1/30	5,000	5,174
5% 5/1/31	11,000	11,450
5% 7/1/31	15,000	15,522
Series 2015 B, 5% 10/1/34	1,070	1,117
Series 2015:
5% 12/1/23 (b)	700	700
5% 12/1/24 (b)	600	603
5% 12/1/27 (b)	1,200	1,214
Series 2016 A:
5% 7/1/31	1,200	1,275
5% 7/1/31	600	642
5% 7/1/32	800	856
5% 7/1/33	800	849
5% 7/1/34	650	687
5% 7/1/35	500	526
5% 7/1/41	1,000	1,036
Series 2019 1, 2% 7/1/33	6,980	6,018
Series 2019 A:
4% 7/1/40	1,000	725
4% 7/1/45	3,750	2,624
5% 7/1/26	545	517
5% 7/1/27	390	364
5% 7/1/28	465	427
5% 7/1/29	750	680
5% 7/1/30	1,475	1,320
5% 7/1/32	1,540	1,345
5% 7/1/33	5,800	6,171
5% 7/1/34	1,300	1,112
5% 7/1/35	600	508
5% 7/1/36	500	419
5% 7/1/38	3,440	3,803
5% 7/1/41	1,345	1,103
5% 7/1/42	8,500	9,225
Series 2019 B, 5% 7/1/50	3,000	3,219
Series 2020 A:
3% 7/1/48	5,000	3,731
4% 9/1/50	6,420	4,986
4% 7/1/53	5,805	5,364
5% 7/1/40	1,265	1,366
Series 2021 A:
3% 7/1/41	1,000	838
4% 7/1/48	4,000	3,830
5% 7/1/46	1,025	1,056
5% 7/1/51	3,040	3,113
Series 2022 A:
4% 7/1/49	2,500	2,314
5% 7/1/35	1,425	1,553
5% 7/1/36	1,495	1,611
5% 7/1/37	785	838
5% 7/15/37	6,500	6,804
5% 7/1/38	500	530
5% 7/1/39	865	913
5% 7/1/40	915	962
5% 7/1/41	830	869
5% 7/1/42	1,005	1,052
Series 2022:
4% 7/1/46	4,625	4,470
5% 7/1/35	1,095	1,160
5% 7/1/47	5,625	5,635
5% 7/1/52	4,675	5,063
New York Dorm. Auth. Revs. (New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,624
New York Dorm. Auth. Sales Tax Rev.:
Series 2018 A:
5% 3/15/42	9,940	10,633
5% 3/15/43	9,940	10,620
Series 2018 C:
5% 3/15/35	18,870	20,845
5% 3/15/43	6,185	6,608
Series 2018 E, 5% 3/15/44	5,000	5,364
Series 2018, 5% 3/15/48	12,700	13,531
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,070
New York Liberty Dev. Corp.:
(Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	7,233
(World Trade Ctr. Proj.) Series 2021 A, 3% 11/15/51	5,500	3,993
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2016 B1, 5% 11/15/36	5,000	5,289
New York Metropolitan Trans. Auth. Rev.:
Series 2013 A, 5% 11/15/43	2,535	2,540
Series 2013 E, 5% 11/15/43	15,375	15,297
Series 2014 D, 5.25% 11/15/44	5,000	5,037
Series 2015 A1:
5% 11/15/40	5,000	5,049
5% 11/15/45	1,200	1,206
Series 2015 B, 5% 11/15/29	2,125	2,179
Series 2015 C, 5% 11/15/35	600	613
Series 2016 A1, 5% 11/15/46	32,890	33,077
Series 2016 B:
4% 11/15/36	1,825	1,798
5% 11/15/34	1,490	1,545
5% 11/15/35	8,375	8,656
Series 2016 C1:
5% 11/15/31	1,175	1,220
5% 11/15/32	730	758
Series 2016 D:
5% 11/15/30	1,805	1,880
5% 11/15/31	665	691
5.25% 11/15/31	500	523
Series 2017 A1, 5% 11/15/51	1,500	1,514
Series 2017 C-2:
0% 11/15/29	15,820	12,398
0% 11/15/32	18,000	12,307
Series 2017 C1:
5% 11/15/27	620	658
5% 11/15/30	1,015	1,089
Series 2017 D:
5% 11/15/28	2,125	2,279
5% 11/15/30	5,000	5,362
5% 11/15/32	925	989
Series 2020 C1, 5% 11/15/50	1,310	1,354
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/37	5,395	5,771
5% 2/15/37 (Pre-Refunded to 2/15/27 @ 100)	5	5
Series 2019 A, 5% 3/15/46	7,500	7,979
Series 2020 A, 3% 3/15/38	1,590	1,394
Series 2021 A, 5% 3/15/49	6,500	7,028
Series 2021 E:
3% 3/15/50	10,285	7,880
4% 3/15/37	3,700	3,804
Series 2022 A:
4% 3/15/39	1,000	1,013
5% 3/15/41	5,000	5,568
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 3.5%, tender 5/1/23 (c)(d)	7,425	7,425
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/28 (d)	1,680	1,807
Series 221, 3.5% 10/1/32 (d)	4,345	4,260
Series 223, 3.5% 4/1/49	1,650	1,630
Series 226, 3.5% 10/1/50 (d)	9,980	9,769
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,175	2,383
Series 2020 C:
4% 3/15/39	1,000	1,004
4% 3/15/49	3,165	3,058
5% 3/15/47	7,820	8,478
Series 2022 A, 5% 3/15/40	8,000	8,978
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,145
5% 1/1/35	6,455	6,750
5% 1/1/41	9,320	9,650
5% 1/1/51	13,625	13,933
Series 2019 B:
3% 1/1/53	5,405	3,850
4% 1/1/45	5,000	4,829
Series 2020 N, 3% 1/1/50	5,000	3,775
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 3% 3/15/50	8,945	6,945
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (d)	5,000	5,232
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 5% 7/1/34 (d)	4,000	4,056
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
4% 12/1/38 (d)	600	573
4% 12/1/41 (d)	1,700	1,572
5% 12/1/31 (d)	1,200	1,305
5% 12/1/33 (d)	1,950	2,109
5% 12/1/35 (d)	1,540	1,641
Series 2020 C:
5% 12/1/29	1,300	1,443
5% 12/1/30	500	562
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/35 (d)	8,465	9,144
5% 12/1/36 (d)	7,500	8,018
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	5,417
Series 2019 A, 5% 3/15/43	10,830	11,586
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 5% 7/1/52	3,000	2,297
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/29 (d)	350	379
5% 4/1/30 (d)	750	809
5% 4/1/32 (d)	900	970
5% 4/1/33 (d)	650	700
5% 4/1/34 (d)	1,765	1,896
5% 4/1/36 (d)	1,150	1,219
5% 4/1/38 (d)	750	787
Oneida County Local Dev. Corp. Rev.:
(Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000	989
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000	979
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	11,305	10,268
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	755	848
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	545	605
(Utica College Proj.) Series 2019, 4% 7/1/39	2,625	2,317
Onondaga Civic Dev. Corp.:
(Le Moyne College Proj.) Series 2020 B:
4% 7/1/36	425	413
4% 7/1/37	275	263
4% 7/1/38	510	484
4% 7/1/39	650	611
4% 7/1/40	600	557
5% 7/1/23	210	210
5% 7/1/24	215	217
5% 7/1/25	235	242
5% 7/1/27	815	859
5% 7/1/28	855	912
5% 7/1/31	340	368
5% 7/1/32	265	285
5% 7/1/33	300	322
5% 7/1/34	300	320
5% 7/1/35	400	424
(Syracuse Univ. Proj.) Series 2020 A, 5% 12/1/35	1,110	1,272
Onondaga County Trust for Cultural Resources Rev. Series 2019, 4% 12/1/47	10,000	9,673
Port Auth. of New York & New Jersey:
Series 2020 221, 4% 7/15/50 (d)	2,900	2,724
Series 2022 234:
5% 8/1/38 (d)	1,750	1,919
5% 8/1/39 (d)	1,500	1,634
5.25% 8/1/40 (d)	2,000	2,237
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A:
4% 7/1/50	1,500	1,399
5% 7/1/45	1,625	1,749
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	2,600	2,714
Suffolk County Econ. Dev. Corp. Rev. Series 2021, 5.375% 11/1/54 (b)	3,500	2,522
Suffolk Tobacco Asset Securitization Corp.:
Series 2021 A2, 4% 6/1/50	3,000	2,684
Series 2021 B1, 4% 6/1/50	1,360	1,333
Syracuse Reg'l. Arpt. Auth. Series 2021:
4% 7/1/35 (d)	500	491
4% 7/1/36 (d)	500	483
5% 7/1/28 (d)	1,640	1,752
5% 7/1/29 (d)	1,500	1,617
5% 7/1/30 (d)	1,500	1,634
5% 7/1/31 (d)	2,060	2,266
5% 7/1/32 (d)	1,145	1,254
5% 7/1/33 (d)	755	823
5% 7/1/34 (d)	815	880
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/30	2,525	2,648
Triborough Brdg & Tunl Auth. Series 2023 A:
5% 5/15/36	800	943
5% 5/15/38	1,125	1,298
5% 5/15/39	1,545	1,771
Triborough Bridge & Tunnel Auth. Series 2022 D 1A, 5% 11/15/38	10,000	11,396
Triborough Bridge & Tunnel Auth. Revs.:
Series 2017 B, 5% 11/15/36	5,000	5,380
Series 2018 D, 4% 11/15/37	3,000	3,063
Series 2019 A, 5% 11/15/49	10,000	10,650
Series 2019 C, 3% 11/15/46	5,000	3,944
Series 2022 A:
4% 11/15/52	3,000	2,900
5% 11/15/40	2,000	2,240
5% 11/15/41	2,000	2,226
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2015:
5% 8/1/27	1,600	1,669
5% 8/1/28	1,565	1,637
5% 8/1/32	1,000	1,048
Series 2020 A, 5% 9/1/36	1,500	1,638
Westchester County Gen. Oblig. Series 2021 A:
2% 10/15/32	3,990	3,541
2% 10/15/33	570	502
Western Nassau County Wtr. Auth. Series 2015 A, 5% 4/1/30	350	362
Yonkers Gen. Oblig.:
Series 2019 A:
4% 5/1/34 (Build America Mutual Assurance Insured)	1,500	1,574
5% 5/1/31 (Build America Mutual Assurance Insured)	1,000	1,137
5% 5/1/33 (Build America Mutual Assurance Insured)	1,000	1,133
Series 2021 B, 4% 2/15/37	1,200	1,231
TOTAL NEW YORK		1,086,025
New York And New Jersey - 6.9%
Port Auth. of New York & New Jersey:
85th Series, 5.375% 3/1/28	4,535	4,831
Series 193, 5% 10/15/28 (d)	2,015	2,082
Series 2019 218, 5% 11/1/36 (d)	4,820	5,199
Series 202, 5% 10/15/36 (d)	5,455	5,698
Series 2021 224, 5% 7/15/56	6,795	7,305
Series 2021 227, 2% 10/1/34 (d)	4,380	3,524
Series 214:
4% 9/1/37 (d)	4,000	3,984
4% 9/1/39 (d)	1,920	1,864
4% 9/1/43 (d)	6,500	6,212
5% 9/1/33 (d)	2,005	2,203
Series 218:
4% 11/1/47 (d)	11,280	10,617
5% 11/1/30 (d)	1,130	1,250
5% 11/1/44 (d)	5,080	5,336
Series 221:
4% 7/15/36 (d)	3,000	3,026
4% 7/15/38 (d)	1,000	985
4% 7/15/40 (d)	2,000	1,932
4% 7/15/45 (d)	8,000	7,584
5% 7/15/32 (d)	1,500	1,686
Series 223, 5% 7/15/56 (d)	8,850	9,224
TOTAL NEW YORK AND NEW JERSEY		84,542
Non-State Specific - 0.1%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000	1,076
Puerto Rico - 1.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (b)	3,345	3,301
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	3,720	2,170
5.625% 7/1/27	455	474
5.625% 7/1/29	1,350	1,427
5.75% 7/1/31	3,120	3,340
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1:
4.55% 7/1/40	325	310
4.75% 7/1/53	2,250	2,104
TOTAL PUERTO RICO		13,126
TOTAL MUNICIPAL BONDS (Cost $1,237,594)		1,184,769

Municipal Notes - 1.8%
	Principal Amount (a) (000s)	Value ($) (000s)
New York - 1.8%
New York City Gen. Oblig. Series 2018 B, 3.78% 5/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (c)	3,900	3,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2014 AA:
3.65% 5/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	1,500	1,500
3.65% 5/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (c)	5,275	5,275
3.7% 5/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	3,400	3,400
New York Dorm. Auth. Rev. Participating VRDN Series XF 14 64, 3.82% 5/1/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	8,000	8,000

TOTAL MUNICIPAL NOTES (Cost $22,075)		22,075

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $1,259,669)	1,206,844
NET OTHER ASSETS (LIABILITIES) - 1.2%	14,383
NET ASSETS - 100.0%	1,221,227

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,473,000 or 1.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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